CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
CAPITAL MANAGEMENT
Total interest-bearing debts	Rp 76,834		Rp 68,001
Less: cash and cash equivalents	(33,905)	$ (2,106)	(29,007)	$ (1,802)	Rp (31,947)	Rp (38,311)
Net debts	42,929		38,994
Total equity attributable to owners of the parent company	Rp 141,888		Rp 135,576
Net debt-to-equity ratio (as a percent)	30.26%	30.26%	28.76%	28.76%